Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Unconstrained Equity Fund
Entity Central Index Key	0001324285
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000250247
Shareholder Report [Line Items]
Fund Name	BlackRock Unconstrained Equity Fund
Class Name	Class K Shares
Trading Symbol	MKEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Unconstrained Equity Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$48	0.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.86%	[1]
AssetsNet	$ 1,004,798,769
Holdings Count | Holding	23
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,004,798,769
Number of Portfolio Holdings...
23
Portfolio Turnover Rate...
41%

C000047292
Shareholder Report [Line Items]
Fund Name	BlackRock Unconstrained Equity Fund
Class Name	Class R Shares
Trading Symbol	MREGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Unconstrained Equity Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$81	1.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.45%	[2]
AssetsNet	$ 1,004,798,769
Holdings Count | Holding	23
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,004,798,769
Number of Portfolio Holdings...
23
Portfolio Turnover Rate...
41%

C000007415
Shareholder Report [Line Items]
Fund Name	BlackRock Unconstrained Equity Fund
Class Name	Institutional Shares
Trading Symbol	MAEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Unconstrained Equity Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$53	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.95%	[3]
AssetsNet	$ 1,004,798,769
Holdings Count | Holding	23
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,004,798,769
Number of Portfolio Holdings...
23
Portfolio Turnover Rate...
41%

C000007412
Shareholder Report [Line Items]
Fund Name	BlackRock Unconstrained Equity Fund
Class Name	Investor A Shares
Trading Symbol	MDEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Unconstrained Equity Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$66	1.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.19%	[4]
AssetsNet	$ 1,004,798,769
Holdings Count | Holding	23
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,004,798,769
Number of Portfolio Holdings...
23
Portfolio Turnover Rate...
41%

C000007414
Shareholder Report [Line Items]
Fund Name	BlackRock Unconstrained Equity Fund
Class Name	Investor C Shares
Trading Symbol	MCEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Unconstrained Equity Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$108	1.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.95%	[5]
AssetsNet	$ 1,004,798,769
Holdings Count | Holding	23
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,004,798,769
Number of Portfolio Holdings...
23
Portfolio Turnover Rate...
41%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.